Debt - Additional Information (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2020	Apr. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Gain on extinguishment of debt			$ 199,000
Paycheck Protection Program
Debt Instrument [Line Items]
Debt instrument, interest rate		1.00%
Loan amount received		$ 215,000
Loan repayment term		2 years
Unsecured Convertible Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 1,700,000	$ 884,000	$ 1,300,000
Debt instrument, interest rate			5.00%	5.00%
Debt instrument, maturity month and year			2021-12	2021-12
Debt instrument, payment terms			No principal or interest is payable prior to maturity as the convertible notes and any accrued interest will automatically convert upon a qualified financing event at a conversion price equal to 85% of the price per share of the qualified financing.	No principal or interest is payable prior to maturity as the convertible notes and any accrued interest will automatically convert upon a qualified financing event at a conversion price equal to 85% of the price per share of the qualified financing
Debt instrument, conversion price, percentage			85.00%	85.00%
Debt instrument, repurchase price, percentage			200.00%	200.00%
Debt conversion, converted instrument, amount	$ 3,800,000
Debt instrument, accrued interest	160,000
Gain on extinguishment of debt	199,000
Unsecured Convertible Notes | Previously Reported
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount	2,200,000
Debt instrument, accrued interest	$ 131,000
Unsecured Convertible Notes | Series B-1 Convertible Preferred Stock
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued	512,858
Unsecured Convertible Notes | Series B-1 Convertible Preferred Stock | Previously Reported
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued	294,197